Long-Term Debt	3 Months Ended
Mar. 31, 2018
Debt Disclosure [Abstract]
Long-Term Debt
LONG-TERM DEBT
Long-term debt, net of current maturities and debt issuance costs, consists of the following:

		March 31, 2018
				Unamortized
	Interest			Origination
	Rates at	Outstanding	Unamortized	Fees and	Long-Term
(In thousands)	Mar. 31, 2018	Principal	Discount	Costs	Debt, Net
Bank credit facility	4.162%	$1,536,251	$(1,502)	$(22,440)	$1,512,309
6.875% senior notes due 2023	6.875%	750,000	—	(9,017)	740,983
6.375% senior notes due 2026	6.375%	750,000	—	(10,542)	739,458
Other	5.800%	454	—	—	454
Total long-term debt		3,036,705	(1,502)	(41,999)	2,993,204
Less current maturities		23,981	—	—	23,981
Long-term debt, net		$3,012,724	$(1,502)	$(41,999)	$2,969,223

		December 31, 2017
				Unamortized
	Interest			Origination
	Rates at	Outstanding	Unamortized	Fees and	Long-Term
(In thousands)	Dec. 31, 2017	Principal	Discount	Costs	Debt, Net
Bank credit facility	3.882%	$1,621,054	$(1,556)	$(23,795)	$1,595,703
6.875% senior notes due 2023	6.875%	750,000	—	(9,455)	740,545
6.375% senior notes due 2026	6.375%	750,000	—	(10,872)	739,128
Other	5.800%	504	—	—	504
Total long-term debt		3,121,558	(1,556)	(44,122)	3,075,880
Less current maturities		23,981	—	—	23,981
Long-term debt, net		$3,097,577	$(1,556)	$(44,122)	$3,051,899

The outstanding principal amounts under our existing bank credit facility are comprised of the following:

	March 31,	December 31,
(In thousands)	2018	2017
Revolving Credit Facility	$130,000	$170,000
Term A Loan	207,288	210,938
Refinancing Term B Loans	1,162,163	1,170,016
Swing Loan	36,800	70,100
Total outstanding principal amounts under the bank credit facility	$1,536,251	$1,621,054

At March 31, 2018, approximately $1.5 billion was outstanding under the bank credit facility. As such, with a total revolving credit commitment of $775.0 million available under the bank credit facility, $12.8 million was allocated to support various letters of credit, $130.0 million was borrowed on the Revolving Credit Facility and $36.8 million was borrowed on the Swing Loan, leaving remaining contractual availability of $595.4 million.

Covenant Compliance
As of March 31, 2018, we believe that we were in compliance with the financial and other covenants of our debt instruments.